INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2015
Income Tax Disclosure [Abstract]
Income Tax Expense

The income tax expense for the years ended December 31, 2015 and 2014 consists of the following:

	2015	2014
Current
Federal	$—	$—
State and Local	1,250	5,297

	1,250	5,297

Deferred
Federal	—	—
State and Local	—	—

	—	—

	$1,250	$5,297

Components of Deferred Tax Assets

The components of the Company’s deferred tax assets for the years ended December 31, 2015 and 2014 are as follows:

	2015	2014
Deferred tax assets:
Net operating losses	4,194,990	18,229,887
Depreciation and amortization	(182,903)	162,344
Allowance for doubtful accounts	6,324	2,035
Accrued vacation	112,892	85,081
Accrued personal property tax	4,083	4,048
Other	1,652	171

Total deferred tax assets	4,137,036	18,483,566
Less: Valuation allowance	(4,137,036)	(18,483,566)

Net deferred tax assets	$—	$—

Reconciliation of Reported Amount of Income Tax Expense

Reconciliation of reported amount of income tax expense for the years ended December 31, 2015 and 2014 consists of the following:

	2015	2014
Benefit for income taxes computed at federal statutory rate	$(19,685,292)	$(7,385,656)
State income taxes, net of federal tax benefit	1,998,974	(407,156)
Non-deductible expenses	12,902,916	3,024,860
NOL write off due to Section 382 limitation	23,200,232	—
Increase (decrease) in valuation allowance	(14,346,481)	4,622,286
Other, net	(71,150)	150,963

Provision for income taxes	$1,250	$5,297

Effective tax rate	(0.01%)	(0.07%)